PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND

                   -----------------------------------------
                               INVESTMENT ADVISER
                             F.L. PUTNAM INVESTMENT
                               MANAGEMENT COMPANY
                           10 Langley Road, Suite 400
                       Newton Centre, Massachusetts 02459

                   -----------------------------------------



                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1999
                                   (UNAUDITED)

--------------------------------------------------------------------------------
                          PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------


The purpose of the Fund is to provide all major constituencies of investors concerned with the application of philosophical, ethical, religious, and social justice criteria to their investment portfolios with the opportunity to achieve the overall unmanaged equity market returns through a strategy of passive index replication ("indexing").

The investment objective of the Fund is long-term capital appreciation. For the information of investors the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate.



  Comparison of the Change in Value of a $10,000  Investment  in the  Principled
             Equity Market Fund, the Standard & Poors 500 Index and
                             the Wilshire 5000 Index





                                [GRAPHIC OMITTED]




                 ----------------------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return
                 ----------------------------------------------
                                                         From
                   Six Months*   1 Year      2 Years   Inception

                     11.97%      21.29%      26.30%     28.75%

                 -----------------------------------------------


*Not Annualized for the period from December 31, 1998 to June 30, 1999.



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                          PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1999
                                   (Unaudited)


Assets:
Investments at quoted market value (cost $19,308,268;
 see Schedule of Investments, Notes 1, 2, & 6).................   $ 30,469,438
Cash  .........................................................        305,427
Dividends and interest receivable..............................         38,016
Investment securities sold.....................................         23,400
Organizational costs (Note 1)..................................         22,031
                                                                   ------------
     Total assets..............................................     30,858,312
                                                                   ------------

Liabilities:
Accrued expenses and other liabilities (Note 3 )...............         39,410
                                                                   ------------
     Total liabilities.........................................         39,410
                                                                   ------------
Net Assets:
Capital stock (2,750,000 shares authorized at no par value,
 amount paid in on 1,811,484 shares outstanding) (Note 1)......     19,466,475
Accumulated undistributed net investment income (Note 1).......        123,999
Accumulated realized gain from security transactions (Note 1)..         67,258
Net unrealized appreciation in value of investments (Note 2)...     11,161,170
                                                                   ------------
     Net assets (equivalent to $17.01 per share, based on
      1,811,484 capital shares outstanding)....................   $ 30,818,902
                                                                   ============



   The accompanying notes are an integral part of these financial statements.


                                       3
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                          PRINCIPLED EQUITY MARKET FUND
================================================================================


                             STATEMENT OF OPERATIONS
                                  JUNE 30, 1999
                                   (Unaudited)


Income:
 Dividends.....................................................   $    192,742
 Interest......................................................          3,781
                                                                   ------------
     Total income..............................................        196,523
                                                                   ------------

Expenses:
 Management fees, net (Note 3).................................         25,168
 Administration fees (Note 4)..................................         12,489
 Legal fees....................................................          7,458
 Insurance.....................................................          7,726
 Organizational expenses (Note 1)..............................          4,772
 Custodian fees................................................          4,308
 Audit and accounting fees.....................................          3,728
 Transfer fees (Note 4)........................................          2,982
 Trustees' fees and expenses...................................            498
 Other expenses................................................          3,395
                                                                   ------------
     Total expenses............................................         72,524
                                                                   ------------

Net investment income..........................................        123,999
                                                                   ------------

Realized and unrealized gain on investments:
  Realized gain on investments-net.............................         70,030
  Increase in net unrealized appreciation in investments.......      3,099,468
                                                                   ------------
     Net gain on investments...................................      3,169,498
                                                                   ============

Net increase in net assets resulting from operations...........   $  3,293,497
                                                                   ============





 The accompanying notes are an integral part of these financial statements.



                                       4
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                          PRINCIPLED EQUITY MARKET FUND
================================================================================

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                 Six Months Ended
                                                  June 30, 1999     Year Ended
                                                   (Unaudited)     December 31,
                                                                       1998
                                                   ----------------------------
From operations:
 Net investment income...........................  $   123,999    $    263,674
 Realized gain on investments, net...............       70,030       2,070,836
 Increase in net unrealized
  appreciation in investments....................    3,099,468       3,952,775
                                                   --------------   -----------
     Net increase in net assets resulting
      from operations............................    3,293,497       6,287,285
                                                   --------------  ------------
Distributions to shareholders:
 From net investment income
 ($0.01 per share in 1999 and $0.15 per share in
 1998)...........................................       (7,236)       (256,438)
 From net realized gain on investments
 ($0.10 per share in 1999 and $1.09 per share in
 1998)...........................................    (187,885)      (1,885,723)
                                                   --------------  ------------
     Total distributions to shareholders.........     (195,121)     (2,142,161)
                                                   --------------  ------------

From capital share transactions:
                              Number of Shares
                              1999        1998
                            ---------- -----------
 Proceeds from sale of
  shares..................   12,261      20,766        186,892         273,995
 Shares issued to share-
  holders in distributions
  reinvested..............    6,238      66,132         95,949       1,011,817
 Cost of shares redeemed..    --          --              --              --
                            ---------  ---------   --------------  ------------
 Increase in net
  assets resulting from
  capital
  share transactions......   18,499      86,898        282,841       1,285,812
                            ========== =========== --------------  ------------

Net increase in net assets.......................    3,381,217       5,430,936
Net assets:
  Beginning of period............................   27,437,685      22,006,749
                                                   ==============  ============
  End of period ( including undistributed
     net investment income of $123,999 and
     $7,236 , respectively....................... $ 30,818,902     $ 27,437,685
                                                   ==============  ============


 The accompanying notes are an integral part of these financial statements.


                                       5
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                          PRINCIPLED EQUITY MARKET FUND
================================================================================


                       SELECTED   PER  SHARE  DATA  AND  RATIOS
                  (for  a  share outstanding throughout each period)



                                    Six Month
                                   Ended June   Year Ended   Year Ended
                                    30, 1999     December     December
                                  (Unaudited)    31, 1998     31, 1997

Investment income ................ $ 0.11       $ 0.22       $ 0.18
Expenses, net.....................   0.04         0.07         0.04
                                  ---------------------------------------
Net investment income ............   0.07         0.15         0.14
Net realized and unrealized
   gain on investments............   1.75         3.49         2.96
Distributions to shareholders:
  From net investment income......   0.01         0.15         0.14
  From net realized gain on
  investments.....................   0.10         1.09         0.06
                                  ---------------------------------------
Net increase in net asset value...   1.71         2.40         2.90
Net asset value:
  Beginning of period.............  15.30        12.90        10.00
                                  =======================================
  End of period................... $17.01       $15.30       $12.90
                                  =======================================

Total Return*.....................  11.97%       28.22%       31.00%
Ratio of expenses
   to average net assets..........   0.50%        0.48%        0.48%
Ratio of net investment
   income to average net assets...   0.86%        1.06%        1.40%
Portfolio turnover................   0.00         0.29         0.07
Average commission rate paid......   0.0300       0.0292       0.0253
Number of shares outstanding at
end of period.....................  1,811,484    1,792,985    1,706,087


Per share data and ratios assuming no waiver of advisory fees:
   Expenses.......................   0.05         0.14         0.06
   Net investment income..........   0.06         0.08         0.13
   Ratio of expenses to average
    net assets....................   0.60%        0.73%        0.58%
   Ratio of net investment income
    to average net assets.........   0.76%        0.81%        1.30%




*Not Annualized for the six months ended June 30, 1999.

 The accompanying notes are an integral part of these financial statements.



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                          PRINCIPLED EQUITY MARKET FUND
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                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)
                                                                      Value
  Quantity                                                           (Note 1)
COMMON STOCKS - 98.68%
           Advertising Industry -- 0.54%
      800  Interpublic Group Of Companies Incorporated..............    69,300
    1,200  Omnicom Group............................................    96,000
                                                                    -----------
                                                                       165,300
           Aerospace/Defense Industry -- 1.20%
    6,700  Precision Castparts Corporation..........................   284,750
    1,400  Rockwell International...................................    85,050
                                                                    -----------
                                                                       369,800
           Air Transport Industry -- 0.73%
      800  Amr Corporation*.........................................    54,600
      400  FDX Corporation..........................................    21,700
    1,100  Gateway, Incorporated*...................................    64,969
    1,800  Southwest Airlines Company...............................    56,700
      600  US Airways Group Incorporated*...........................    26,137
                                                                    -----------
                                                                       224,106
           Auto & Truck Industry -- 0.17%
    1,000  Paccar Incorporated......................................    53,375
                                                                    -----------

           Auto Parts (OEM) Industry -- 0.24%
      600  Dana Corporation.........................................    27,637
      600  Oea Incorporated.........................................     5,325
      600  Superior Industries International........................    16,387
    1,300  Synovus Financial Corporation............................    25,837
                                                                    -----------
                                                                        75,186
           Auto Parts (Replacement) Industry -- 2.12%
   18,650  Genuine Parts Company....................................   652,750
                                                                    -----------
* Non income producing security.

   The accompanying notes are an integral part of these financial statements.



                                       7
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                          PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Bank Industry -- 6.96%
    1,700  BB&T Corporation.........................................    62,369
    2,430  Bank One Corporation.....................................   144,737
    2,000  Bank of New York Company Incorporated....................    73,375
   11,889  BankAmerica Corporation (New) ...........................   871,612
    1,000  Bankboston Corporation...................................    51,125
      900  Capital One Financial....................................    50,119
    5,250  Citigroup Incorporated...................................   249,375
    2,700  First Union Corporation..................................   127,237
      900  JP Morgan and Company Incorporated.......................   126,450
      600  Keycorp..................................................    19,275
    1,100  Pnc Bank Corporation*....................................    63,387
      600  Wachovia Corporation.....................................    51,337
      436  Washington Mutual Incorporated...........................    15,505
    5,600  Wells Fargo and Company..................................   239,400
                                                                    -----------
                                                                     2,145,303
           Bank (Midwest) Industry -- 2.38%
    1,100  Comerica Incorporated....................................    65,381
    1,800  Fifth Third Bankcorp.....................................   119,812
    5,400  Mellon Bank Corporation..................................   196,425
    1,100  National City Corporation................................    72,050
      500  Northern Trust...........................................    48,500
    6,900  US Bankcorp (New) .......................................   230,287
                                                                    -----------
                                                                       732,455

* Non income producing security.

   The accompanying notes are an integral part of these financial statements.



                                       8
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                          PRINCIPLED EQUITY MARKET FUND
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                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Beverage (Soft Drink) Industry -- 5.05%
   17,200  Coca Cola Company........................................ 1,066,400
    2,500  Coca Cola Enterprises Incorporated.......................    75,000
   10,700  Pepsico Incorporated.....................................   413,956
                                                                     ---------
                                                                     1,555,356
           Building Materials Industry -- 0.02%
      100  Armstrong World Industries Incorporated..................     5,781
                                                                    -----------

           Chemical (Basic) Industry -- 0.08%
    1,100  Millennium Chemicals.....................................    25,919
                                                                    -----------

           Chemical (Diversified) Industry - 0.36%
    1,400  Millipore Corporation....................................    56,787
    2,500  Pall Corporation.........................................    55,469
                                                                    -----------
                                                                       112,256
           Chemical (Specialty) Industry -- 0.41%
      600  International Flavors and Fragrances.....................    26,400
    1,300  Praxair Incorporated.....................................    63,619
      800  Sherwin Williams Company.................................    22,200
      400  Sigma Aldrich Corporation................................    13,775
                                                                    -----------
                                                                       125,994
           Coal/Alternate Energy Industry -- 0.08%
      400  Aes Corporation*.........................................    23,250
                                                                    -----------
* Non income producing security.

   The accompanying notes are an integral part of these financial statements.



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                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Computer & Peripherals Industry -- 6.18%
      200  3Com Corporation*........................................     5,338
      200  Apple Computer Incorporated..............................     9,263
      600  Cabletron Systems Incorporated*..........................     7,800
   11,250  Cisco Systems Incorporated*..............................   725,625
    5,934  Compaq Computer Corporation..............................   140,191
   10,400  Dell Computer Corporation*...............................   384,800
    7,200  EMC Corporation*.........................................   396,000
    1,100  Seagate Technology Incorporated*.........................    28,188
      900  Silicon Graphics Incorporated*...........................    14,738
    2,800  Sun Microsystems Incorporated*...........................   192,850
                                                                    -----------
                                                                     1,904,793
           Computer Software & Services Industry -- 7.99%
    2,400  Automatic Data Processing Incorporated...................   105,600
    3,750  Computer Associates International........................   205,313
    1,800  First Data Corporation...................................    88,088
   17,200  Microsoft Corporation.................................... 1,551,225
   13,800  Oracle Corporation.......................................   512,325
                                                                    -----------
                                                                     2,462,551
           Diversified Company Industry -- 2.19%
      105  Berkshire Hathaway Class B*..............................   235,200
      150  Crane Company............................................     4,716
    1,000  Hillenbrand Industries...................................    43,250
      200  National Service Industries..............................     7,200
      400  Raychem Corporation......................................    14,800
    2,500  Service Corporation International........................    48,125
      800  Thermo Electron Corporation..............................    16,050
    3,225  Tyco International Limited...............................   305,569
                                                                    -----------
                                                                       674,910

* Non income producing security.

   The accompanying notes are an integral part of these financial statements.




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                          PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Drug Industry -- 0.06%
      200  Interneuron Pharmaceuticals*.............................       550
      400  Quintiles Transnational Corporation*.....................    16,800
                                                                    -----------
                                                                        17,350
           Drugstore Industry -- 0.54%
      800  Rite Aid Corporation.....................................    19,700
    5,000  Walgreen Company.........................................   146,875
                                                                    -----------
                                                                       166,575
           Electric Utility (Central) Industry -- 0.90%
      800  Cinergy Corporation......................................    25,600
    3,200  Dte Energy Holding Company...............................   130,400
    1,400  FirstEnergy Corporation..................................    43,400
    2,000  Unicom Corporation.......................................    77,125
                                                                    -----------
                                                                       276,525
           Electric Utility (East) Industry -- 0.69%
      800  P P and L Resources Holding..............................    24,600
    4,500  Peco Energy Company......................................   188,438
                                                                    -----------
                                                                       213,038
           Electric Utility (West) Industry -- 4.13%
   10,700  Edison International Incorporated........................   286,225
    2,100  Nevada Power Company.....................................    52,500
   15,900  PG & E Corporation (Holding) ............................   515,756
   20,300  Pacificorp...............................................   373,013
    1,954  Sempra Energy............................................    44,209
                                                                    -----------
                                                                     1,271,703
           Electrical Equipment Industry -- 0.07%
      400  W W Grainger Incorporated................................    21,525
                                                                    -----------


* Non income producing security.

   The accompanying notes are an integral part of these financial statements.




                                       11
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                          PRINCIPLED EQUITY MARKET FUND
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                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Entertainment Industry -- 3.09%
    7,200  CBS Corporation..........................................   313,650
      700  Safety Kleen Corporation.................................    12,688
    6,800  Time Warner Incorporated.................................   493,850
    3,000  Viacom Inc. Class B*.....................................   132,000
                                                                    -----------
                                                                       952,188
           Environmental Industry -- 0.10%
    1,700  AutoNation Incorporated*.................................    30,281
                                                                    -----------

           Financial Services Industry -- 5.73%
    2,600  American Express Company.................................   338,325
    2,200  Associates First Capital Corporation.....................    97,075
    2,000  Cendant Corporation*.....................................    41,000
      400  Deluxe Corporation.......................................    15,525
    3,400  Franklin Resources Incorporated..........................   138,125
    1,200  Household International Incorporated.....................    56,850
      100  Lehman Brothers Holdings Incorporated....................     6,213
    3,600  Mbna Corporation.........................................   110,250
    3,020  Morgan Stanley, Dean Witter..............................   309,928
    5,850  Schwab (Chas) Corporation................................   637,650
      200  Transamerica Corporation.................................    15,000
                                                                    -----------
                                                                     1,765,941


* Non income producing security.

   The accompanying notes are an integral part of these financial statements.



                                       12
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                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Food Processing Industry -- 1.85%
    2,300  Bestfoods................................................   113,850
    2,200  General Mills Incorporated...............................   176,825
    1,300  Hershey Foods Corporation................................    77,188
    1,700  Kellogg Company..........................................    56,100
    1,200  Pioneer Hi Bred International............................    46,725
      700  Quaker Oats Company......................................    46,463
      600  Wm Wrigley Jr Company....................................    53,513
                                                                    -----------
                                                                       570,664
           Food Wholesalers Industry -- 0.17%
    1,800  Sysco Corporation........................................    53,663
                                                                    -----------

           Foreign Telecommunication Industry -- 1.56%
    2,600  Nortel Networks Corporation..............................   225,713
    1,300  Vodafone Airtouch Plc....................................   256,100
                                                                    -----------
                                                                       481,813
           Furniture/Home Furnishings Industry -- 0.13%
    1,400  Leggett & Platt..........................................    38,938
                                                                    -----------

           Gold/Silver Mining Industry -- 0.25%
    3,200  Barrick Gold Corporation.................................    62,000
      700  Newmont Mining Corporation...............................    13,913
                                                                    -----------
                                                                        75,913


* Non income producing security.

   The accompanying notes are an integral part of these financial statements.



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                          PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Grocery Industry -- 0.62%
    1,652  Albertsons Incorporated..................................    85,181
    2,000  Kroger Company...........................................    55,875
      400  Safeway Incorporated*....................................    19,800
      800  Winn Dixie Stores Incorporated...........................    29,550
                                                                    -----------
                                                                       190,406
           Healthcare Information Systems Industry -- 0.12%
    1,110  McKesson HBOC Incorporated...............................    35,728
                                                                    -----------

           Home Appliance Industry -- 0.21%
      500  Maytag Corporation.......................................    34,906
      400  Whirlpool Corporation....................................    29,600
                                                                    -----------
                                                                        64,506
           Hotel/Gaming Industry -- 0.15%
    1,200  Marriott International Incorporated......................    44,850
                                                                    -----------

           Household Products Industry -- 0.30%
    1,982  Newell Rubermaid Incorporated............................    91,915
                                                                    -----------

           Industrial Services Industry -- 0.04%
    1,700  Laidlaw Incorporated.....................................    12,538
                                                                    -----------


* Non income producing security.

   The accompanying notes are an integral part of these financial statements.



                                       14
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                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Insurance (Diversified) Industry -- 3.07%
    1,100  American General Corporation.............................    82,913
    1,500  Cigna Corporation........................................   133,500
    5,800  Equitable Companies, Incorporated                           388,600
    1,200  Lincoln National Corporation.............................    62,775
    2,000  Lowe's Companies Incorporated............................   113,375
    1,200  Marsh and Mclennan Companies.............................    90,825
    1,500  Mgic Investment Corporation..............................    72,938
                                                                    -----------
                                                                       944,926
           Insurance (Life) Industry -- 0.28%
    1,541  Conseco Incorporated.....................................    46,904
      600  Jefferson Pilot Corporation..............................    39,713
                                                                    -----------
                                                                        86,617
           Insurance (Property/Casualty) Industry -- 1.60%
    4,400  Allstate Corporation.....................................   158,400
      900  Chubb Corporation........................................    62,550
      600  Cincinnati Financial.....................................    22,538
    1,100  Hartford Financial Services Group........................    64,075
      500  Progressive Corp., Ohio..................................    72,500
      700  Safeco Corporation.......................................    30,888
    2,594  St Paul Companies Incorporated...........................    82,522
                                                                    -----------
                                                                       493,473
           Machinery Industry -- 0.29%
    1,400  Donaldson Company Incorporated...........................    34,300
      200  Snap On Incorporated.....................................     7,238
    1,500  Stanley Works............................................    48,281
                                                                    -----------
                                                                        89,819


* Non income producing security.

   The accompanying notes are an integral part of these financial statements.



                                       15
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--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Machinery (Construction & Mining) Industry -- 0.77%
      200  Case Corporation.........................................     9,625
    2,300  Caterpillar Incorporated.................................   138,000
      800  Deere and Company........................................    31,350
      900  Ingersoll Rand Company...................................    58,163
                                                                    -----------
                                                                       237,138
           Medical Services Industry -- 0.33%
      700  HCR Manor Care, Incorporated.............................    16,931
    2,600  IMS Health...............................................    81,250
      200  Idexx Laboratories Incorporated*.........................     4,662
                                                                    -----------
                                                                       102,843
           Medical Supplies Industry -- 2.00%
      700  Biomet, Incorporated.....................................    27,825
    4,200  Boston Scientific Corporation*...........................   184,537
      100  Centocor Incorporated*...................................     4,662
    3,800  Medtronic Incorporated...................................   295,925
    1,700  Stryker Corporation......................................   102,213
                                                                    -----------
                                                                       615,162
           Metals & Mining (Diversified) Industry -- 0.46%
    7,900  Inco Limited.............................................   142,200
                                                                    -----------

           Natural Gas (Distribution) Industry -- 0.07%
      800  Washington Gas Light Company.............................    20,800
                                                                    -----------

* Non income producing security.

   The accompanying notes are an integral part of these financial statements.



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--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Natural Gas (Diversified) Industry -- 1.83%
      852  Burlington Resources Incorporated........................    36,849
      300  Columbia Energy Group....................................    18,806
      600  Consolidated Natural Gas Company.........................    36,450
    5,000  Enron Corporation........................................   408,750
      400  Sonat Incorporated.......................................    13,250
    1,200  Williams Companies Incorporated..........................    50,100
                                                                    -----------
                                                                       564,205
           Newspaper Industry - 0.15%
      200  Times Mirror Company.....................................    11,850
      400  Tribune Company..........................................    34,850
                                                                    -----------
                                                                        46,700
           Office Equipment & Supplies Industry -- 1.08%
      700  Ikon Office Solutions Incorporated.......................    10,500
    5,000  Pitney Bowes Incorporated................................   321,250
                                                                    -----------
                                                                       331,750
           Oil Exploration Industry -- 0.22%
    1,300  Vastar Resources.........................................    68,169
                                                                    -----------


* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Oilfield Services/Equipment Industry -- 0.74%
    1,940  Baker Hughes Incorporated................................    64,990
      200  Cooper Cameron Corporation*..............................     7,412
    1,700  Diamond Offshore Drilling Incorporated...................    48,237
      400  Ensco International Incorporated.........................     7,975
      400  Global Marine Incorporated*..............................     6,200
      400  Helmerich and Payne Incorporated.........................     9,450
      800  McDermott International..................................    22,600
      200  Noble Drilling Corporation...............................     3,938
      472  R&B Falcon Corporation*..................................     4,425
      700  Rowan Companies Incorporated*............................    12,775
      200  Smith International Incorporated*........................     8,687
      800  Transocean Offshore Incorporated.........................    21,000
    1,000  Varco International Incorporated*........................    10,813
                                                                    -----------
                                                                       228,502
           Packaging & Container Industry -- 0.28%
      600  Bemis Company Incorporated...............................    23,850
    1,600  Crown Cork & Seal........................................    45,600
      550  Sonoco Products Company..................................    16,466
                                                                    -----------
                                                                        85,916
           Paper & Forest Products Industry -- 1.06%
      200  Chesapeake Corporation...................................     7,487
      300  Fort James Corporation...................................    11,362
    1,900  Rayonier Incorporated....................................    94,644
    3,100  Weyerhaeuser Company.....................................   213,125
                                                                    -----------
                                                                       326,618


* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                          PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Petroleum (Integrated) Industry -- 0.30%
      600  Murphy Oil Corporation...................................    29,287
      800  PennzEnergy Company......................................    13,300
    1,456  Pennzoil-Quaker State....................................    21,840
      400  Sunoco Incorporated......................................    12,075
      600  Tosco Corporation........................................    15,562
                                                                    -----------
                                                                        92,064
           Petroleum (Producing) Industry -- 0.32%
    1,700  Anadarko Petroleum Corporation...........................    62,581
      200  Pogo Producing Company...................................     3,725
    1,900  Union Pacific Resources Group............................    30,994
                                                                    -----------
                                                                        97,300
           Publishing Industry -- 0.18%
      900  Harcourt General Incorporated............................    46,406
      200  Mcgraw Hill Company Incorporated.........................    10,787
                                                                    -----------
                                                                        57,193
           Railroad Industry -- 2.16%
   17,400  Burlington Northern Santa Fe.............................   539,400
    4,200  Norfolk Southern Corporation.............................   126,525
                                                                    -----------
                                                                       665,925
           Restaurant Industry -- 1.95%
   14,600  McDonalds Corporation....................................   600,425
                                                                    -----------

           Retail (Special Lines) Industry -- 0.91%
    5,062  Gap Incorporated.........................................   255,023
      800  Tjx Companies Incorporated...............................    26,650
                                                                    -----------
                                                                       281,673


* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

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                          PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Retail Building Supply Industry -- 1.59%
    7,600  Home Depot Incorporated..................................   489,725
                                                                    -----------

           Retail Store Industry -- 1.93%
    4,300  Borders Group, Incorporated*.............................    67,994
    1,600  CVS Corporation..........................................    81,200
      600  Clear Channel Communications*............................    41,362
      400  Costco Companies Incorporated*                               32,025
    1,600  Dayton Hudson Corporation................................   104,000
      781  Dollar General...........................................    22,649
      500  Federated Department Stores..............................    26,469
    1,300  JC Penney Company Incorporated...........................    63,131
    2,700  May Department Stores Company............................   110,362
    1,000  Sears Roebuck and Company................................    44,562
      100  Venator Group Incorporated*..............................     1,044
                                                                    -----------
                                                                       594,798
           Securities Brokerage Industry -- 0.54%
    2,100  Merrill Lynch and Company Incorporated...................   166,950
                                                                    -----------

           Semiconductor Industry - 0.29%
      300  Advanced Micro Devices Incorporated*.....................     5,419
      700  Conexant Systems, Incorporated*..........................    40,644
    1,100  Micron Technology Incorporated...........................    44,550
                                                                    -----------
                                                                        90,613
           Semiconductor Capital Equipment Industry -- 0.74%
    3,100  Applied Materials Incorporated*..........................   229,012
                                                                    -----------

* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                          PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Steel (General) Industry -- 0.08%
      400  Nucor Corporation........................................    18,975
      400  Worthington Industries Incorporated......................     6,575
                                                                    -----------
                                                                        25,550
           Telecommunication Equipment Industry -- 1.54%
      300  Andrew Corporation*......................................     5,681
      700  General Instrument Corporation*..........................    29,750
    1,815  Lucent Technologies Incorporated*........................   122,399
    3,000  MediaOne Group*..........................................   223,125
    1,400  Tellabs Incorporated*....................................    94,587
                                                                    -----------
                                                                       475,542
           Telecommunication Services Industry -- 11.30%
    2,379  A T & T Corporation......................................   132,778
    1,362  A T & T Corporation - Liberty Media Group A..............    50,053
      900  Alltel Corporation.......................................    64,350
    5,600  Ameritech Corporation....................................   411,600
   10,600  Bellsouth Corporation....................................   488,262
    3,400  Comcast Corporation Class A..............................   130,687
    3,700  MCI Worldcom Incorporated*...............................   318,431
    7,378  SBC Communications Incorporated..........................   427,924
    8,000  Sprint Corporation (FON Group) ..........................   424,000
    2,000  Sprint PCS...............................................   114,000
   15,681  US West Incorporated.....................................   921,259
                                                                    -----------
                                                                     3,483,344
           Thrift Industry -- 2.93%
    2,500  Federal Home Loan Mortgage Association...................   145,000
   11,100  Federal National Mortgage Association....................   757,575
                                                                    -----------
                                                                       902,575


* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                          PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Tire & Rubber Industry -- 0.03%
      400  Cooper Tire and Rubber Company........................        9,450
                                                                    -----------

           Toiletries/Cosmetics Industry -- 0.25%
    1,400  Avon Products Incorporated............................       77,700
                                                                    -----------
           Total common stocks (cost $19,292,261)................   30,409,822
                                                                    -----------
 RIGHTS & WARRANTS -- 0.19%
    2,592  PetroFina S.A. Warrants* (cost 16,007) ...............       59,616
                                                                    -----------

           Total investments (cost $19,426,830)..................   30,469,438
                                                                    -----------
CASH & OTHER ASSETS, LESS LIABILITIES -- 1.13%...................      349,464
                                                                    -----------
           Total Net Assets......................................  $30,818,902
                                                                    ===========




* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

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                          PRINCIPLED EQUITY MARKET FUND
================================================================================


                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999
                                   (Unaudited)



1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A.Investment securities--
     Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B.Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D.Organizational Costs - Costs incurred in connection with organization and registration are deferred and amortized over a period of 60 months from the date upon which the Trust commenced operations.

2. Tax basis of investments:
   At June 30, 1999, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $12,061,745. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $900,575. Net unrealized appreciation in investments at June 30, 1999 was $11,161,170.

================================================================================
                          PRINCIPLED EQUITY MARKET FUND
================================================================================

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999
                                   (Unaudited)

                                   (Continued)

3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor"). The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio. The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). F.L. Putnam, which provided the necessary capital to establish the Trust, waived its total management fees of $14,562 for the six months ended June 30, 1999, and $24,990 for the year ended December 31, 1998; it has received no compensation for its services since the inception of the Trust.

4. Administration and transfer agent services:
   The Trust has entered into an agreement with Cardinal Investment Services Inc. for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $34,000.

5. Related parties:
   The President and Secretary of the Trust is also a director and an indirect beneficial owner of the parent company of the Trust's investment adviser.

6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for six months ended June 30, 1999 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
       securities.......................................    $     --
       Other investments................................          --
                                                            ===============
                                                            $     --
                                                            ===============
     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
     securities.........................................    $     --
       Other investments................................        188,592
                                                            ===============
                                                            $   188,592
                                                            ===============

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                          PRINCIPLED EQUITY MARKET FUND
================================================================================


                               OFFICERS & TRUSTEES


HOWARD R. BUCKLEY                                     Trustee
President, Chief Executive Officer and Director,
Mercy Health System of Maine

SISTER ANNE MARY DONOVAN                              Trustee
Treasurer, Emmanuel College

SISTER JOAN GIBBONS, RSM                              Trustee
Treasurer, Mercy Health System of Southeastern
Pennsylvania

DR. LORING E. HART                                    Trustee
President (Retired), St. Joseph's College

SISTER MARY LABOURE MORIN                             Trustee
Former President, Regional Community of
Portland,                  Sisters of Mercy of the
Americas

DAVID W.C. PUTNAM                                     President, Secretary
President and Director                                and Trustee
F.L. Putnam Investment Management Company

C. KENT RUSSELL                                       Treasurer
Chief Financial Officer, Catholic Health East

DANIEL F. RUSSELL                                     Trustee
President and Chief Executive Officer, Catholic
Health East

EDWARD T. SULLIVAN, JR                                Trustee
Business Manager, Secretary and Treasurer, Service
Employees'  International Union - Local 254

MONSEIGNOR VINCENT TATARCZUK                          Trustee
Chancellor (Retired), Diocese of Maine

GEORGE A. VIOLIN, M.D., F.A.C.S.                      Trustee
Physician; Principal, Medical Eye Care Associates

REVEREND JOEL M. ZIFF                                 Trustee
Director of Finance, Sisters of Mercy Regional
Community of Merion

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                          PRINCIPLED EQUITY MARKET FUND
================================================================================



                               INVESTMENT ADVISER
                  F.L. Putnam Investment Management Company
        10 Langley Road, Suite 400, Newton Centre, Massachusetts 02459
                                (617) 964-7600

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
            260 Franklin St., 22nd Floor, Boston, Massachusetts 02110

                                    CUSTODIAN
                         Investors Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                        ADMINISTRATOR AND TRANSFER AGENT
                        Cardinal Investment Services Inc.
                   579 Pleasant St., Suite 4, Paxton, MA 01612
                                (508) 831-1171

                                  LEGAL COUNSEL
                              Sullivan & Worcester
               One Post Office Square, Boston, Massachusetts 02109



This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.